Balance Sheet Locations and Fair Value of Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Designated as Hedging Instrument
ASSETS
Derivative assets	$ 1.5	$ 10.0
LIABILITIES
Derivative liabilities	109.7	108.6
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets	1.4	9.1
Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	107.6	107.5
Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.1	0.9
Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	2.1	1.1
Not Designated as Hedging Instrument
ASSETS
Derivative assets	0.9	0.1
LIABILITIES
Derivative liabilities	0.8	4.0
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Other Assets
ASSETS
Derivative assets	0.8
Not Designated as Hedging Instrument | Interest Rate Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.4	3.5
Not Designated as Hedging Instrument | Foreign Exchange Contract | Financial Services | Deferred Taxes And Other Liabilities
LIABILITIES
Derivative liabilities	0.1	0.2
Not Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Deferred taxes and other current assets
ASSETS
Derivative assets	0.1	0.1
Not Designated as Hedging Instrument | Foreign Exchange Contract | Truck and Other | Accounts Payable and Accrued Liabilities
LIABILITIES
Derivative liabilities	$ 0.3	$ 0.3